Share capital (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Total stock-based compensation expense recognized	$ 434,974	$ 1,289,679	$ 1,042,484	$ 1,980,151
Granted in 2015 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	375,172	609,389	804,050	1,286,823
Granted in 2018 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	0	0	0	13,038
Granted in 2019 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	0	$ 680,290	0	$ 680,290
Granted in 2020 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	$ 59,802		$ 238,434